Pruco Life Insurance Company                                                                       Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

May 1, 2011

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Pruco Life Variable Universal Account
(Registration No. 333-112808)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 11; and (ii) that the text of Post-Effective Amendment No. 11 was filed electronically on April 12, 2011 (Accession No. 0000851693-11-000021).

By:           /s/ Thomas C. Castano
Thomas C. Castano
Vice President and Corporate Counsel
Pruco Life Insurance Company

Via EDGAR